Finance costs and finance income - Unobservable valuation inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance costs and finance income
Annual average of future sales of mineral	$ 190,815	$ 193,906
Useful life of mining properties	14 years	13 years
Pre-tax Discount rate (%)	10.00%	10.00%